Risk management and financial instruments - Fair Value Narrative (Details) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Mar. 13, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party convertible note receivable							$ 13
Related party convertible note receivable, stated interest rate							5.50%
Impairment of convertible bond from related party	$ 0		$ 0	$ 29	$ 0	$ 11
Loss on change in fair value of debt component of convertible note receivable						3
Impairment loss on associated companies	$ 0	$ 47	$ 0	47	0
Impairment of investments						$ 302
Loss on impairment of long-lived assets		$ 1,230		$ 1,230	$ 0
Discounted cash flow | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party note receivable, measurement input	0.11			0.11
Noncontrolling interest, measurement input	0.128			0.128
Discounted cash flow | Discount rate | Archer Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.04			0.04
Related party note receivable, measurement input	0.276			0.276		0.14
Discounted cash flow | Discount rate | Variable Interest Entity, Not Primary Beneficiary
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input						0.04
Discounted cash flow | Discount rate | Secured credit facilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input						0.04